Lease liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, current	¥ 321,268	¥ 224,080
Present value of the minimum lease payments, noncurrent	483,144	378,894
Total minimum lease payments	892,014	660,627
Less: total future interest expenses	(87,602)	(57,653)
Present value of lease liabilities	804,412	602,974
Within 1 year or on demand
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, current	321,268	224,080
Total minimum lease payments, current	342,211	228,249
Later Than 1 to 5 years and thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, noncurrent	483,144	378,894
Total minimum lease payments, non-current	549,803	432,378
After 1 year but within 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, noncurrent	203,467	157,899
Total minimum lease payments, non-current	217,229	168,804
After 2 years but within 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, noncurrent	239,995	176,028
Total minimum lease payments, non-current	277,726	202,826
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, noncurrent	39,682	44,967
Total minimum lease payments, non-current	¥ 54,848	¥ 60,748